Supplement dated October 2, 2023
   To the Prospectuses and Statements of Additional Information,
                   each dated May 1, 2023
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              AMERICAN GENERAL LIFE INSURANCE COMPANY

                  Variable Separate Account
              Polaris Advisory Variable Annuity
                  Polaris Variable Annuity
                 Polaris II Variable Annuity
                  Polaris Choice II Variable Annuity
              Polaris Choice III Variable Annuity
              Polaris Choice IV Variable Annuity
             Polaris Platinum II Variable Annuity
            Polaris Platinum III Variable Annuity
            Polaris Preferred Solution Variable Annuity
          Polaris Retirement Protector Variable Annuity

               Variable Annuity Account Five
               Seasons Select II Variable Annuity

               Variable Annuity Account Seven
           Polaris II A-Class Variable Annuity
       Polaris II A-Class Platinum Series Variable Annuity
           Polaris Platinum O-Series Variable Annuity

               Variable Annuity Account Ten
                 Advanced Outcomes Annuity

     THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                FS Variable Separate Account
             Polaris Platinum III Variable Annuity
           Polaris Platinum O-Series Variable Annuity
             Polaris Preferred Solution Variable Annuity
            Polaris Retirement Protector Variable Annuity

          THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                 VALIC Separate Account A
          Polaris Platinum Elite Variable Annuity

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This supplement updates certain information in the referenced Prospectuses and
Statements of Additional Information. You should read this supplement in conjunction with your applicable Prospectus(es) and Statement(s) of Additional Information and retain for future reference.

Distributor name change:
Effective October 2, 2023, AIG Capital Services, Inc. ("ACS") changed its name to Corebridge Capital Services, Inc. All references to
"AIG Capital Services, Inc." and "ACS" are replaced with Corebridge Capital Services, Inc. in the Prospectuses and Statements of Additional Information.

Additionally, the address for the distributor is updated to 30 Hudson Street, 16th Floor, Jersey City, NJ 07302.